Investment Objectives and Goals - Defiance Space and Connective Tech ETF	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Defiance Space and Connective Tech ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Space and Connective Tech ETF (the “Fund” or the “Connective ETF”) seeks to track the total return performance, before fees and expenses, of the BlueStar® Space and Connective Technologies Index (the “Index”).